Note 10 - Stock Options and Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes Tables
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Three Months Ended March 31 ,
	2016			2015
Risk-free interest rate	1.2%	-	1.4%	-
Expected volatility	77.6%	-	82.1%	-
Expected life (in years)		4.2		-
Expected dividend yield		-		-
Weighted average per share grant date fair value		$0.14		$-
Stock-based compensation		$296,385		$209,209

	Years Ended December 31,
	2015			2014			2013
Risk-free interest rate	1.5%	-	1.7%	1.1%	-	1.8%	0.8%	-	1.9%
Expected volatility	58%	-	77%	47%	-	60%	65%	-	68%
Expected life (in years)	4.1	-	4.2	4.1	-	5.3	5.0	-	6.5
Expected dividend yield		0%			0%			0%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of Options	Weighted Average Exercise Price
Outstanding as of January 1, 2016	217,002	$52.20
Granted during 2016	41,250	4.80
Exercised	-	-
Forfeited /expired	(4,475)	29.60
Outstanding as of March 31, 2016	253,777	44.80

Exercisable as of March 31, 2016	197,304	51.40

	Number of Options	Weighted Average Exercise Price
Outstanding as of January 1, 2013	195,802	57.00
Granted during 2013	47,500	48.00
Exercised	(21,008)	24.60
Forfeited /expired	(19,544)	101.40
Outstanding as of December 31, 2013	202,750	54.00
Granted during 2014	36,854	28.40
Exercised	(17,045)	14.80
Forfeited /expired	(22,674)	35.60
Outstanding as of December 31, 2014	199,885	54.60
Granted during 2015	43,938	29.20
Exercised	(21,327)	31.60
Forfeited /expired	(5,494)	38.80
Outstanding as of December 31, 2015	217,002	52.20

Exercisable as of December 31, 2015	168,637	53.60